Held-to-maturity Investments	12 Months Ended
Dec. 31, 2017
Held-to-maturity Investments [Abstract]
Held-to-maturity Investments
10.	Held-to-maturity Investments

Held-to-maturity investments as of December 31, 2016 and 2017 are as follows:

		2016
		Beginning balance	Acquisition	Disposal	Others	Ending balance
		In millions of won
Government bonds	￦	3,623	149	(528)	—	3,244

	￦	3,623	149	(528)	—	3,244

Current	￦	380	—	(380)	114	114
Non-current		3,243	149	(148)	(114)	3,130

		2017
		Beginning balance	Acquisition	Disposal	Others	Ending balance
		In millions of won
Government bonds	￦	3,244	250	(350)	—	3,144

	￦	3,244	250	(350)	—	3,144

Current	￦	114	—	(113)	4	5
Non-current		3,130	250	(237)	(4)	3,139